Consolidated statement of income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Interest income
Loans	$ 13,901	$ 11,028	$ 9,833
Securities	2,269	1,890	1,774
Securities borrowed or purchased under resale agreements	1,053	495	329
Deposits with banks	282	180	156
Interest income	17,505	13,593	12,092
Interest expense
Deposits	6,240	3,953	3,215
Securities sold short	272	226	199
Securities lent or sold under repurchase agreements	736	254	127
Subordinated indebtedness	174	142	137
Other	18	41	48
Interest expense	7,440	4,616	3,726
Net interest income	10,065	8,977	8,366
Non-interest income
Underwriting and advisory fees	420	452	446
Deposit and payment fees	877	843	832
Credit fees	851	744	638
Card fees	510	463	470
Investment management and custodial fees	1,247	1,034	882
Mutual fund fees	1,624	1,573	1,462
Insurance fees, net of claims	431	427	396
Commissions on securities transactions	357	349	342
Gains (losses) from financial instruments measured/designated at fair value through profit or loss (FVTPL), net	603
Trading income (loss) and designated at fair value (FVO) gains (losses), net)		227	(71)
Gains (losses) from debt securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, net	(35)
Available-for-sale (AFS) debt and equity securities gains, net)		143	73
Foreign exchange other than trading (FXOTT)	310	252	367
Income from equity-accounted associates and joint ventures (Note 25)	121	101	96
Other (Note 3)	453	695	736
Non-interest income	7,769	7,303	6,669
Total revenue	17,834	16,280	15,035
Provision for credit losses (Note 5)	870	829	1,051
Non-interest expenses
Employee compensation and benefits	5,665	5,198	4,982
Occupancy costs	875	822	804
Computer, software and office equipment	1,742	1,630	1,398
Communications	315	317	319
Advertising and business development	327	282	269
Professional fees	226	229	201
Business and capital taxes	103	96	68
Other	1,005	997	930
Non-interest expenses	10,258	9,571	8,971
Income before income taxes	6,706	5,880	5,013
Income taxes (Note 19)	1,422	1,162	718
Net income	5,284	4,718	4,295
Net income attributable to non-controlling interests	17	19	20
Preferred shareholders	89	52	38
Common shareholders	5,178	4,647	4,237
Net income attributable to equity shareholders	$ 5,267	$ 4,699	$ 4,275
Earnings per share (EPS) (in dollars) (Note 20)
Basic	$ 11.69	$ 11.26	$ 10.72
Diluted	11.65	11.24	10.70
Dividends per common share (in dollars) (Note 15)	$ 5.32	$ 5.08	$ 4.75